CONDENSED CONSOLIDATED BALANCE SHEETS - USD ($)	Jun. 30, 2024	Mar. 31, 2024	Dec. 31, 2023	Jun. 30, 2023	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Current assets:
Cash	$ 7,655		$ 24,278			$ 70,236
Prepaid expenses	41,505		30,030			233,901
Due from related party	4,380
Total current assets	53,540		54,308			304,137
Non-current assets:
Cash held in the Trust Account	32,430,440		31,440,528			234,364,451
Total Assets	32,483,980		31,494,836			234,668,588
Current liabilities:
Accounts payable	116,281					32,419
Accrued expenses	1,836,656		1,256,667			990,312
Extension Promissory Note	3,103,268		1,889,768			0
Total current liabilities	5,056,205		3,146,435			1,022,731
Non-current liabilities:
Derivative warrant liabilities	1,492,000		373,000			373,000
Deferred underwriting fee payable	6,050,000		6,050,000			12,100,000
Total non-current liabilities	7,542,000		6,423,000			12,473,000
Total Liabilities	12,598,205		9,569,435			13,495,731
Commitments and Contingencies (Note 6)
Class A ordinary shares subject to possible redemption, $0.0001 par value, at approximately $11.39 and $11.05 per share, respectively; 2,846,071 shares issued and outstanding as of June 30, 2024 and December 31, 2023, respectively	32,430,440	$ 31,936,145	31,440,528			234,364,451
Shareholders' Deficit:
Preference shares, $0.0001 par value; 1,000,000 shares authorized; none issued and outstanding
Additional paid-in capital	776,644		1,766,556
Accumulated deficit	(13,321,884)		(11,282,258)			(13,192,169)
Total shareholders' deficit	(12,544,665)	$ (10,732,486)	(9,515,127)	$ (8,311,252)	$ (13,842,057)	(13,191,594)	$ (19,285,433)
Total Liabilities, Class A Ordinary Shares Subject to Possible Redemption and Shareholders' Deficit	32,483,980		31,494,836			234,668,588
Class A common stock
Shareholders' Deficit:
Ordinary shares	401		401			0
Class B common stock
Shareholders' Deficit:
Ordinary shares	$ 174		$ 174			$ 575